Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Advantage Large Cap Value Fund (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.